Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary shares:

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(166,726)	$(234,056)	$(2,826,408)	$(912,259)	$(562,305)	$(744,933)	$(4,267,362)	$(1,377,346)
Denominator:
Basic and diluted weighted average shares outstanding	4,388,829	6,161,172	20,655,000	6,666,667	4,840,421	6,412,523	20,655,000	6,666,667
Basic and diluted net loss per share	$(0.04)	$(0.04)	$(0.14)	$(0.14)	$(0.12)	$(0.12)	$(0.21)	$(0.21)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:
	For the Year Ended December 31, 2022		For the Period From February 10, 2021 (inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(6,396,522)	$(2,283,159)	$(893,718)	$(646,476)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	18,677,398	6,666,667	8,961,092	6,482,052
Basic and diluted net loss per ordinary share	$(0.34)	$(0.34)	$(0.10)	$(0.10)